Thrivent Large Cap Growth Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	68 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	17.29%	14.17%	14.29%
Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%			18.13%
S&P 500® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.18%	15.04%			16.99%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	16.95%	12.89%			16.35%